Note 11 - Intangible Assets, Net (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Note 11 - Intangible Assets, Net (Details) [Line Items]
Amortization of Intangible Assets	$ 31,000
Intelligent E-Commerce Group [Member]
Note 11 - Intangible Assets, Net (Details) [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 1,198,000